Subsidiaries	12 Months Ended
Dec. 31, 2017
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Subsidiaries
38.	Subsidiaries

The Group’s ultimate parent company is Turkcell Holding. Subsidiaries of the Company as at 31 December 2017 and 31 December 2016 are as follows:

			Effective Ownership Interest
Subsidiaries Name	Country of Incorporation	Business	31 December 2017 (%)	31 December 2016 (%)
Kibris Telekom	Turkish Republic of Northern Cyprus	Telecommunications	100	100
Turkcell Global Bilgi	Turkey	Customer relations management	100	100
Turktell	Turkey	Information technology, value added GSM services and entertainment investments	100	100
Turkcell Superonline	Turkey	Telecommunications, television services and content services	100	100
Turkcell Satis	Turkey	Sales and delivery	100	100
Eastasia	Netherlands	Telecommunications investments	100	100
Turkcell Teknoloji	Turkey	Research and development	100	100
Global Tower	Turkey	Telecommunications infrastructure business	100	100
Financell	Netherlands	Financing business	100	100
Rehberlik	Turkey	Directory Assistance	100	100
Lifecell Ventures	Netherlands	Telecommunications investments	100	100
Beltel	Turkey	Telecommunications investments	100	100
Turkcell Gayrimenkul	Turkey	Property investments	100	100
Global LLC	Ukraine	Customer relations management	100	100
UkrTower	Ukraine	Telecommunications infrastructure business	100	100
Turkcell Europe	Germany	Telecommunications	100	100
Turkcell Odeme (1)	Turkey	Payment services and e-money licence	100	100
Lifecell	Ukraine	Telecommunications	100	100
Turkcell Finansman	Turkey	Consumer financing services	100	100
Beltower	Republic of Belarus	Telecommunications Infrastructure business	100	100
Turkcell Enerji (2)	Turkey	Electricity energy trade and wholesale and retail electricity sales	100	—
Paycell (3)	Ukraine	Payment services and e-money licence	100	—
Lifecell Digital (4)	Turkish Republic of Northern Cyprus	Telecommunications	100	—
Belarusian Telecom	Republic of Belarus	Telecommunications	80	80
Lifetech	Republic of Belarus	Research and development	80	80
Inteltek	Turkey	Information and Entertainment Services	55	55
Azerinteltek	Azerbaijan	Information and Entertainment Services	28	28

(1)	Turkcell Odeme operating under “Paycell” brand has been authorized by the Banking Regulation and Supervision Agency (“BRSA”) to operate as an “electronic money institution” and to provide intermediation service for invoice payments. The decision was published in the Official Gazette on 22 July 2017.
(2)	Turkcell Enerji that will be engaged in electricity energy trade, wholesale sales and retail sales was incorporated on 20 February 2017. The Company is a wholly owned subsidiary of Turktell and has obtained its electricity supply license upon approval from Energy Market Regulatory Authority (“EMRA”) as at 11 May 2017.
(3)	The company “Paycell LLC” which is established in Ukraine by lifecell and wholly owned by the company granted the “financial company” status on September 21, 2017. Paycell LLC will apply for financial services and local money transfer licenses to provide digital payment services to customers via credit device sales and e-money.
(4)	The transactions in relation to the incorporation of Lifecell Digital Limited in the Turkish Republic of Northern Cyprus (“TRNC”), which will offer services as an internet service provider, by our wholly-owned subsidiary Kıbrıs Mobile Telekomünikasyon Limited based in TRNC is completed as at 14 December 2017.

Details of non-wholly owned subsidiaries that have material non-controlling interests to the Company are disclosed below:

Name of subsidiary	Place of incorporation and principal place of business	Proportion of ownership interests and voting rights held by non-controlling interest		Profit/(loss) allocated to non-controlling interests		Accumulated non- controlling interests
		31 December 2017	31 December 2016	31 December 2017	31 December 2016	31 December 2017	31 December 2016

Inteltek	Turkey	45.00%	45.00%	35,924	39,346	46,072	50,863
Individually immaterial subsidiaries with non – controlling interest				22,706	12,369	9,855	5,769

				58,630	51,715	55,927	56,632

Summarized financial information in respect of Inteltek is set out below. The summarized financial information below represents amounts before intragroup eliminations.

Inteltek

	31 December 2017	31 December 2016
Current assets	223,119	191,199
Non-current assets	9,290	17,367
Current liabilities	125,286	30,516
Non-current liabilities	4,742	65,020
Equity attributable to owners	102,381	113,030

	2017	2016

Revenue	184,025	178,408
Expenses	(104,194)	(90,973)

Profit for the year	79,831	87,435

Other comprehensive income/(loss) for the year	172	(618)
Dividend paid to non-controlling interests	(46,582)	(44,888)

Net cash inflow from operating activities	73,575	69,497
Net cash inflow from investing activities	19,930	17,470
Net cash outflow from financing activities	(75,113)	(119,751)
Effects of foreign exchange rate fluctuations on cash and cash equivalents	8,574	18,213

Net cash outflow/(inflow)	26,966	(14,571)